Loans (Additional Information) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Specific reserves to customers whose loan terms have been modified in troubled debt restructurings	$ 34	$ 108	$ 34	$ 108	$ 0	$ 1,945
Charge-offs due to troubled debt restructurings	0	0	0	0	0	834
Provision for Loan Losses	270	(200)	379	633	2,230	4,226
Allowance for Loan and Lease Losses, Period Increase (Decrease)	(210)	0	(210)	0
Carrying amount, Net of Allowance	9,701		9,701		11,086	16,044
Troubled Debt Restructuring [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for Loan Losses					88	77
Allowance for Loan and Lease Losses, Period Increase (Decrease)	70		61
Subsequently Defaulted [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Specific reserves to customers whose loan terms have been modified in troubled debt restructurings	0		0		12	500
Charge-offs due to troubled debt restructurings					$ 306	$ 500